SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Inventories

As of September 30, 2012 and December 31, 2011, inventories consisted of the following(in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Raw Materials	$2,030	$2,565
Bioplastic Resins	3,475	1,959
Finished Goods	41	42
Packaging Materials	72	69
WIP	—	—
Obsolescence Reserve	(194)	(229)

Inventories, net	$5,424	$4,406

For the years ended December 31, 2011, and 2010, inventories consisted of the following (in thousands):

	2011	2010
Raw Materials	$2,565	$936
Bioplastic Resins	1,959	318
Finished Goods	42	44
Packaging Materials	69	53
Work In Process	—	41
Obsolescence Reserve	(229)	—

Inventories, Net	$4,406	$1,392

Schedule of Property and Equipment

Property and Equipment consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Equipment	$5,772	$5,434
Building	5,906	5,906
Land	32	32
Construction In Progress	1,526	1,743
Auto	—	37
Furniture and Fixtures	327	327
Leasehold Improvements	273	273

	13,836	13,752
Accumulated Depreciation	(3,668)	(3,151)

Property and Equipment, Net	$10,168	$10,601

Property and equipment consist of the following (in thousands):

	2011	2010
Equipment	$5,434	$5,074
Building	5,906	—
Land	32	—
Construction In Progress	1,743	135
Auto	37	25
Furniture and Fixtures	327	279
Leasehold Improvements	273	51

	13,752	5,564
Accumulated Depreciation	(3,151)	(2,213)

Property and Equipment, Net	$10,601	$3,351

Schedule of Intangible Assets

Intangible assets consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Intangible Assets	$295	$222
Accumulated Amortization	(47)	(39)

Intangible Assets, Net	$248	$183

Intangible assets consist of the following (in thousands):

	2011	2010
Intangible Assets	$222	$203
Accumulated Amortization	(39)	(33)

Intangible Assets, Net	$183	$170